Merger Agreement (Detail) (USD $)	6 Months Ended
	Jun. 30, 2014 Directors	Jul. 01, 2014 Subsequent Event [Member]	Jun. 30, 2014 Transcept Pharmaceuticals [Member] Directors
Scheduleof Significant Merger Agreement Terms [Line Items]
Conversion multiplier to Transcept Common stock	0.810
Ownership Percentage Of Outstanding Shares Of Common Stock Of Combined Company By Current Stockholders	89.60%
Business Merger Termination Fee Payable	$ 6,300,000
Number Of Directors Combined Company	7
Number Of Directors Designated By Entity	5		2
Intermezzo expense reserve	3,000,000
Bridge loan		3,500,000
Other Commitment		$ 800,000